LIABILITIES FROM FINANCING ACTIVITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 29, 2020
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	$ 35,778,799	$ 39,524,749
Cash flows	(5,900,658)	(5,937,067)
Foreign currency translation adjustment	1,596,875	260,724
Interests accrued	1,639,515	1,848,550
Other movements	14,555	81,843
Balance, end of year	33,129,086	35,778,799	$ 39,524,749
Interest paid	$ 6,149,086	5,996,017	5,103,246
Grupo Agromercantil Holding S.A.
LIABILITIES FROM FINANCING ACTIVITIES
Percentage of interest acquired	40.00%			40.00%
Repurchase agreements and other similar secured borrowing
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	$ 1,313,737	2,315,555
Cash flows	903,120	(1,002,196)
Foreign currency translation adjustment	(694)	378
Balance, end of year	2,216,163	1,313,737	2,315,555
Borrowings from other financial institutions
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	13,959,343	16,337,964
Cash flows	(4,137,376)	(3,219,257)
Foreign currency translation adjustment	837,779	132,959
Interests accrued	527,825	625,834
Other movements	14,555	81,843
Balance, end of year	11,202,126	13,959,343	16,337,964
Interest paid	553,125	594,851
Borrowings from other financial institutions | Grupo Agromercantil Holding S.A.
LIABILITIES FROM FINANCING ACTIVITIES
Proceeds from borrowings related to acquisition of equity interest	1,117,680
Debt securities in issue
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	19,921,515	20,287,233
Cash flows	(2,608,701)	(1,657,913)
Foreign currency translation adjustment	759,790	127,387
Interests accrued	1,053,989	1,164,808
Balance, end of year	19,126,593	19,921,515	20,287,233
Interest paid	992,952	1,181,131
Preferred shares
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	584,204	583,997
Cash flows	(57,701)	(57,701)
Interests accrued	57,701	57,908
Balance, end of year	584,204	584,204	$ 583,997
Fixed minimum dividends paid	$ 57,701	$ 57,701